Related Party Transactions	9 Months Ended
Sep. 30, 2011
Related Party Transactions

6. Related Party Transactions

John A. Williams, the Company’s Chief Executive Officer, President and Chairman of the Board and Leonard A. Silverstein, the Company’s Executive Vice President, General Counsel, Secretary and Vice Chairman of the Board, are also executive officers and directors of NELL Partners, Inc., which controls PAA, the Company’s external management company. Mr. Williams is the Chief Executive Officer and President and Mr. Silverstein is the Executive Vice President, General Counsel and Secretary of PAA.

Mr. Williams, Mr. Silverstein and Michael J. Cronin, the Company’s Chief Accounting Officer, are executive officers of Williams Realty Advisors, LLC, or WRA, which is the manager of the day-to-day operations of WOF. WRA is also the manager of the day-to-day operations of WRF.

The management agreement between the Company and PAA entitles PAA to receive compensation for various services it performs related to acquiring and managing properties on the Company’s behalf:

		Three months ended	Nine months ended
Type of Compensation	Basis of Compensation	September 30, 2011
Acquisition fees	1% of the gross purchase price of real estate assets acquired or loans advanced	$—	$928,500
Asset management fees	Monthly fee equal to one-twelfth of 0.50% of the total value of assets, as adjusted	127,292	235,019
Property management fees	Monthly fee equal to 4% of the monthly gross revenues of the properties managed	100,519	175,572
General and administrative expense fees	Monthly fee equal to 2% of the monthly gross revenues of the Company	50,183	87,722
		$277,994	$1,426,813

There were no fees paid or owed to PAA for the three-month or nine-month periods ended September 30, 2010. As of September 30, 2011, the Company owed PAA $67,722 in fees pursuant to the third amended and restated management agreement.

In addition to property management fees, the Company incurred reimbursable expenses at the properties of $255,847 and $435,902 during the three-month and nine-month periods ended September 30, 2011, respectively. These costs consisted of on-site personnel salary and related benefits.

In addition to the fees described above, the management agreement also entitles PAA to other potential fees, as follows:

•	Disposition fees — Based on the lesser of (A) one-half of the commission that would be reasonable and customary; and (B) 1% of the sale price of the asset
•	Construction, development, and landscaping fees — Customary and competitive market rates in light of the size, type and location of the asset
•	Special limited partnership interest — 15% of distributions from the sale of an asset and prior operations that are in excess of the capital contributed by the Company plus an amount equal to a 7% cumulative, non-compounded annual return to investors

The Company did not incur any of these other potential fees during the three-month or nine-month periods ended September 30, 2011.